Landfill Closure and Post-Closure Costs	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]

17. Landfill Closure and Post-Closure Costs

The tables below outline key assumptions used to determine the value of landfill closure and post-closure costs. The tables also outline the expected timing of undiscounted landfill closure and post-closure expenditures and changes to landfill closure and post-closure costs between periods.

December 31, 2013
Fair value of legally restricted assets (funded landfill post-closure costs)	$10,690
Undiscounted closure and post-closure costs	$672,245
Credit adjusted risk-free rates - Canadian segment landfills	4.6 - 9.5%
Credit adjusted risk-free rates - U.S. segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2014	$10,332
2015	10,853
2016	14,149
2017	8,385
2018	14,817
Thereafter	613,709
$672,245

	December 31
	2013	2012

Landfill closure and post-closure costs, beginning of the year	$113,152	$101,502
Provision for landfill closure and post-closure costs, during the year	11,796	13,925
Accretion of landfill closure and post-closure costs, during the year	5,655	5,240
Landfill closure and post-closure expenditures, during the year	(4,276)	(6,737)
Landfill closure and post-closure costs and remediation liabilities acquired, during the year	-	200
Revisions to estimated cash flows, during the year	517	(1,630)
Foreign currency translation adjustment, for the year	(2,390)	652
	124,454	113,152
Less current portion of landfill closure and post-closure costs	10,332	8,871
Landfill closure and post-closure costs, end of year	$114,122	$104,281

The Company is required to deposit monies into a social utility trust for the purpose of settling post-closure costs at its Lachenaie landfill. The funding amount is established by the Quebec Government based on each cubic metre of waste accepted and payment is due quarterly. At December 31, 2013, funded landfill post-closure costs, representing the fair value of legally restricted assets, totals $10,690 (2012 - $9,885). At December 31, 2013, $10,333 (2012 - $9,782) was deposited into the social utility trust with the balance, $357 (2012 - $103) remaining unfunded and included in accounts payable.